Earnings (Loss) Per Share	12 Months Ended
Dec. 30, 2012
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share
(11) Earnings (Loss) Per Share
The following table sets forth the computation of basic and diluted earnings (loss) per share (“EPS”):

	Year Ended December 30, 2012	Year Ended January 1, 2012	Year Ended December 31, 2010
Numerator for earnings per share calculation:
Loss from continuing operations	$(27,463)	$(20,950)	$(25,502)
Loss from discontinued operations, net of income taxes	(2,340)	(699)	(542)

Net loss	$(29,803)	$(21,649)	$(26,044)
Denominator for earnings per share calculation:
Basic weighted average shares outstanding	58,041,907	57,949,815	57,723,353
Dilutive securities, including restricted share grants	—	—	—

Diluted weighted average shares outstanding	58,041,907	57,949,815	57,723,353
Loss per share—basic and diluted:
Loss from continuing operations	$(0.47)	$(0.36)	$(0.44)
Income (loss) from discontinued operations, net of taxes	(0.04)	(0.01)	(0.01)

Net loss	$(0.51)	$(0.37)	$(0.45)

During the years ended December 30, 2012, January 1, 2012 and December 31, 2010, 25,424, 84,181 and 299,560 RSGs, respectively, were excluded from the computation of diluted loss per share because their effect would have been antidilutive.